ProShares Trust
7272 Wisconsin Avenue, 21st Floor
Bethesda, Maryland 20814
March 28, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust (File Nos. 333-89822; 811-21114)
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of ProShares Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 331 under the 1933 Act and Amendment No. 340 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The purpose of this filing is to register shares of ProShares S&P Dynamic Daily Buffer ETF, Nasdaq-100 Dynamic Daily Buffer ETF, and Russell 2000 Dynamic Daily Buffer ETF, as new series of the Trust. The Amendment does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment become effective 75 days after filing.
Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.
Sincerely,
/s/Kristen Freeman
Kristen Freeman
Senior Director, Counsel - ProShare Advisors LLC
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